Cover Page	Oct. 22, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity File Number	001-12609
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	94-3234914
Entity Address, Address Line One	300 LAKESIDE DRIVE
Entity Address, City or Town	Oakland,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94612
City Area Code	(415)
Local Phone Number	973-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Registrant Name	PG&E CORP
Amendment Flag	false
Entity Central Index Key	0001004980
Pacific Gas & Electric Co
Entity Information [Line Items]
Entity File Number	001-02348
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	94-0742640
Entity Address, Address Line One	300 LAKESIDE DRIVE
Entity Address, City or Town	Oakland,
Entity Address, State or Province	CA
City Area Code	(415)
Local Phone Number	973-7000
Entity Emerging Growth Company	false
Entity Registrant Name	PACIFIC GAS & ELECTRIC CO
Amendment Flag	false
Entity Central Index Key	0000075488
The New York Stock Exchange | Common stock, no par value
Entity Information [Line Items]
Title of 12(b) Security	Common stock, no par value
Trading Symbol	PCG
Security Exchange Name	NYSE
The New York Stock Exchange | 6.000% Series A Mandatory Convertible Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	6.000% Series A Mandatory Convertible Preferred Stock, no par value
Trading Symbol	PCG-PrX
Security Exchange Name	NYSE
NYSE American LLC | First preferred stock, cumulative, par value $25 per share, 5% series A redeemable
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 6% nonredeemable
Trading Symbol	PCG-PA
Security Exchange Name	NYSEAMER
NYSE American LLC | First preferred stock, cumulative, par value $25 per share, 5% redeemable
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 5.50% nonredeemable
Trading Symbol	PCG-PB
Security Exchange Name	NYSEAMER
NYSE American LLC | First preferred stock, cumulative, par value $25 per share, 4.80% redeemable
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 5% nonredeemable
Trading Symbol	PCG-PC
Security Exchange Name	NYSEAMER
NYSE American LLC | First preferred stock, cumulative, par value $25 per share, 4.50% redeemable
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 5% redeemable
Trading Symbol	PCG-PD
Security Exchange Name	NYSEAMER
NYSE American LLC | First preferred stock, cumulative, par value $25 per share, 4.36% series A redeemable
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 5% series A redeemable
Trading Symbol	PCG-PE
Security Exchange Name	NYSEAMER
NYSE American LLC | First preferred stock, cumulative, par value $25 per share, 6% nonredeemable
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 4.80% redeemable
Trading Symbol	PCG-PG
Security Exchange Name	NYSEAMER
NYSE American LLC | First preferred stock, cumulative, par value $25 per share, 5.50% nonredeemable
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 4.50% redeemable
Trading Symbol	PCG-PH
Security Exchange Name	NYSEAMER
NYSE American LLC | First preferred stock, cumulative, par value $25 per share, 5% nonredeemable
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 4.36% redeemable
Trading Symbol	PCG-PI
Security Exchange Name	NYSEAMER